Document and Entity Information	Nov. 03, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001501756
Document Type	8-K/A
Document Period End Date	Nov. 03, 2023
Entity Registrant Name	Adverum Biotechnologies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36579
Entity Tax Identification Number	20-5258327
Entity Address, Address Line One	100 Cardinal Way
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(650)
Local Phone Number	656-9323
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	ADVM
Entity Emerging Growth Company	false
Amendment Description	The Company is filing this Form 8-K/A to amend its Form 8-K filed with the Securities and Exchange Commission on November 6, 2023 to disclose that upon the recommendation of the Nominating and Corporate Governance Committee of the Board made on November 28, 2023, the Board appointed Dr. Nicholson to serve as a member of the Research and Development Committee.